Other Operating Income (Expenses)	12 Months Ended
Mar. 31, 2020
Text Block [Abstract]
Other Operating Income (Expenses)
28.	Other Operating Income (Expenses)
Components of other operating income (expenses) for the fiscal years ended March 31, 2018, 2019, and 2020, are as follows:

	JPY (millions)
	2018	2019	2020
Other operating income
Insurance recovery	3,432	1,219	2,735
Gain on loss of control of subsidiaries	—	—	1,684
Gain on sale of land	1,294	633	1,656
Indemnification received	1,978	2,712	1,514
Gain on reversal of contingent loss	3,341	286	679
Gain on sales of subsidiaries’ stocks	146	9,148	245
Other	6,161	7,717	4,797

Subtotal	16,352	21,715	13,310
Other operating expenses
Impairment loss	(1,530)	(12,607)	(6,384)
Loss on disposal of property, plant and equipment	(4,387)	(3,819)	(3,280)
Provision for contingent loss	(1,636)	(1,306)	(2,242)
Business structure improvement cost	(2,733)	(26,921)	(1,089)
Settlement payment and indemnification for damages	(1,991)	(408)	(667)
Other	(7,964)	(5,782)	(6,908)

Subtotal	(20,241)	(50,843)	(20,570)

Other operating expenses, net	(3,889)	(29,128)	(7,260)

“Gain on sales of subsidiaries’ stocks” for the fiscal year ended March 31, 2019, mainly represents a gain on sale of shares of NEC Energy Devices.
For “Impairment loss,” please refer to Note 10. “Impairment Losses of
Non-Financial
Assets.”